Material accounting policies - Summary of Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2023
Electronic equipment
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Furniture and office equipment
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years